Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital [Line Items]
Settlement of public shares	58,335
Shares exercised			1,000
Class B LP Units [Member]
Share Capital [Line Items]
Shares issued	248,008		532,473
Class A LP Units [Member]
Share Capital [Line Items]
Shares issued	12,500
Restricted share units [member]
Share Capital [Line Items]
Settlement of restricted stock unit	453,338	823,235	532,122
Settlement of public shares	228,251	394,791	271,578
Performance Share Units [Member]
Share Capital [Line Items]
Settlement of restricted stock unit	187,349	230,863
Settlement of public shares	103,678	145,197
Deferred share units [Member]
Share Capital [Line Items]
Settlement of restricted stock unit		12,434
Settlement of public shares		30,087
Class A Common shares [Member]
Share Capital [Line Items]
Special voting share	one	one
Class B Common Shares [Member]
Share Capital [Line Items]
Special voting share	one	one
Class C Common Shares [Member]
Share Capital [Line Items]
Special voting share	one	one
Golden Share [Member]
Share Capital [Line Items]
Special voting share	one	one